Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
June 30, 2026
F35-NPRT1-0826
1.818371.121
Bond Funds - 28.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,352,786	13,527,863
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	122,020,612	934,677,888
Fidelity Series Emerging Markets Debt Fund (b)	20,259,328	175,648,378
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,620,066	44,583,636
Fidelity Series Floating Rate High Income Fund (b)	2,788,746	24,178,432
Fidelity Series High Income Fund (b)	19,150,067	171,201,595
Fidelity Series International Credit Fund (b)	1,277,307	10,869,883
Fidelity Series International Developed Markets Bond Index Fund (b)	185,070,492	1,580,502,002
Fidelity Series Investment Grade Bond Fund (b)	558,756,668	5,626,679,643
Fidelity Series Long-Term Treasury Bond Index Fund (b)	251,664,667	1,341,372,673
Fidelity Series Real Estate Income Fund (b)	2,750,668	27,836,763
TOTAL BOND FUNDS (Cost $10,733,846,841)		9,951,078,756

Domestic Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	35,081,298	531,481,670
Fidelity Series Blue Chip Growth Fund (b)	52,608,092	1,433,044,413
Fidelity Series Commodity Strategy Fund (b)	649,866	69,672,142
Fidelity Series Growth Company Fund (b)	76,214,228	2,577,565,184
Fidelity Series Intrinsic Opportunities Fund (b)	24,543,950	296,981,790
Fidelity Series Large Cap Stock Fund (b)	88,833,252	2,622,357,589
Fidelity Series Large Cap Value Index Fund (b)	35,460,769	751,059,098
Fidelity Series Opportunistic Insights Fund (b)	53,794,539	1,530,454,638
Fidelity Series Small Cap Core Fund (b)	5,462,671	88,713,771
Fidelity Series Small Cap Discovery Fund (b)	15,586,126	205,113,420
Fidelity Series Small Cap Opportunities Fund (b)	22,625,238	457,256,064
Fidelity Series Stock Selector Large Cap Value Fund (b)	108,246,161	1,674,568,119
Fidelity Series Value Discovery Fund (b)	81,760,721	1,525,655,050
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,319,959,079)		13,763,922,948

International Equity Funds - 31.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	50,421,415	1,054,815,999
Fidelity Series Emerging Markets Fund (b)	50,640,799	772,778,588
Fidelity Series Emerging Markets Opportunities Fund (b)	96,859,877	3,113,076,433
Fidelity Series International Growth Fund (b)	87,748,222	1,892,729,139
Fidelity Series International Small Cap Fund (b)	14,458,940	273,418,564
Fidelity Series International Value Fund (b)	111,197,199	1,861,441,113
Fidelity Series Overseas Fund (b)	115,992,923	1,877,925,425
Fidelity Series Select International Small Cap Fund (b)	1,770,770	27,393,813
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,358,662,616)		10,873,579,074

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.64	60,000	59,910
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	17,320,000	17,318,268
US Treasury Bills 0% 7/23/2026 (d)	3.63	40,770,000	40,680,597
US Treasury Bills 0% 7/30/2026 (d)	3.62	23,590,000	23,521,684
US Treasury Bills 0% 7/9/2026 (d)	3.63	600,000	599,515
US Treasury Bills 0% 8/13/2026 (d)	3.63	2,490,000	2,479,147
US Treasury Bills 0% 8/6/2026 (d)	3.63	3,120,000	3,108,721
US Treasury Bills 0% 9/10/2026 (d)	3.66	3,820,000	3,792,539
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	920,000	912,734
US Treasury Bills 0% 9/24/2026 (d)	3.72	1,370,000	1,358,173
TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,831,534)			93,831,288

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $37,094,690)	3.69	37,087,272	37,094,690

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $24,543,394,760)	34,719,506,756
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(22,462,382)
NET ASSETS - 100.0%	34,697,044,374

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	14,075	9/2026	1,580,358,594	13,410,293
CBOT US Treasury Long Bond Contracts (United States)	2,268	9/2026	256,425,750	5,788,902
ICE MSCI EAFE Index Contracts (United States)	775	9/2026	121,880,375	(190,442)
TOTAL LONG				19,008,753
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(1,550)	9/2026	(236,034,000)	(7,513,829)
CME E-Mini S&P 500 Index Contracts (United States)	(1,458)	9/2026	(550,267,425)	(6,532,949)
ICE MSCI Emerging Markets Index Contracts (United States)	(74)	9/2026	(6,502,010)	(186)
TOTAL SHORT				(14,046,964)
TOTAL FUTURES CONTRACTS				4,961,789

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $93,746,297.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	82,637,110	175,835,417	221,377,045	270,650	(792)	-	37,094,690	37,087,272	0.1%
Total	82,637,110	175,835,417	221,377,045	270,650	(792)	-	37,094,690

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,589,507	127,517	271,246	8,203	6,456	75,629	13,527,863	1,352,786
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	765,847,386	175,530,235	14,535,740	404,141	32,647	7,803,360	934,677,888	122,020,612
Fidelity Series All-Sector Equity Fund	464,867,907	3,827,512	20,245,636	-	2,730,049	80,301,838	531,481,670	35,081,298
Fidelity Series Blue Chip Growth Fund	1,303,660,223	11,566,761	224,173,450	-	43,911,892	298,078,987	1,433,044,413	52,608,092
Fidelity Series Canada Fund	989,233,467	57,784,546	17,818,463	-	5,398,559	20,217,890	1,054,815,999	50,421,415
Fidelity Series Commodity Strategy Fund	215,116,197	6,215,331	147,577,208	-	19,526,260	(23,608,438)	69,672,142	649,866
Fidelity Series Emerging Markets Debt Fund	157,105,472	15,988,428	3,160,096	2,404,426	155,681	5,558,893	175,648,378	20,259,328
Fidelity Series Emerging Markets Debt Local Currency Fund	43,529,584	334,075	817,480	-	12,881	1,524,576	44,583,636	4,620,066
Fidelity Series Emerging Markets Fund	622,289,270	43,793,267	25,148,300	-	3,656,201	128,188,150	772,778,588	50,640,799
Fidelity Series Emerging Markets Opportunities Fund	2,506,424,448	143,423,513	136,062,055	-	18,814,465	580,476,062	3,113,076,433	96,859,877
Fidelity Series Floating Rate High Income Fund	23,989,418	677,208	515,101	438,576	562	26,345	24,178,432	2,788,746
Fidelity Series Government Money Market Fund	-	119,725,880	119,725,880	232,928	-	-	-	-
Fidelity Series Growth Company Fund	2,335,228,777	31,588,777	399,439,793	-	68,568,883	541,618,540	2,577,565,184	76,214,228
Fidelity Series High Income Fund	159,242,030	12,541,341	3,109,555	2,679,415	96,674	2,431,105	171,201,595	19,150,067
Fidelity Series International Credit Fund	10,759,185	92,002	96,795	92,003	559	114,932	10,869,883	1,277,307
Fidelity Series International Developed Markets Bond Index Fund	1,435,238,862	159,170,107	27,561,011	12,030,928	(63,294)	13,717,338	1,580,502,002	185,070,492
Fidelity Series International Growth Fund	1,768,504,245	13,441,152	151,699,421	-	18,265,241	244,217,922	1,892,729,139	87,748,222
Fidelity Series International Small Cap Fund	304,649,119	-	56,591,365	-	14,682,251	10,678,559	273,418,564	14,458,940
Fidelity Series International Value Fund	1,772,093,025	44,372,223	60,081,471	-	9,545,767	95,511,569	1,861,441,113	111,197,199
Fidelity Series Intrinsic Opportunities Fund	291,573,013	-	31,716,425	-	2,512,379	34,612,823	296,981,790	24,543,950
Fidelity Series Investment Grade Bond Fund	5,361,815,191	412,185,750	125,499,937	58,365,684	449,894	(22,271,255)	5,626,679,643	558,756,668
Fidelity Series Large Cap Stock Fund	2,324,051,527	52,727,286	42,157,807	-	14,450,789	273,285,794	2,622,357,589	88,833,252
Fidelity Series Large Cap Value Index Fund	679,212,886	5,679,407	27,746,758	-	6,637,088	87,276,475	751,059,098	35,460,769
Fidelity Series Long-Term Treasury Bond Index Fund	1,161,444,451	210,138,522	30,712,294	11,947,689	22,738	479,256	1,341,372,673	251,664,667
Fidelity Series Opportunistic Insights Fund	1,381,142,915	10,997,905	85,385,909	-	11,627,145	212,072,582	1,530,454,638	53,794,539
Fidelity Series Overseas Fund	1,773,656,526	14,211,169	108,005,932	-	7,073,996	190,989,666	1,877,925,425	115,992,923
Fidelity Series Real Estate Income Fund	27,588,971	491,404	547,341	252,780	6,226	297,503	27,836,763	2,750,668
Fidelity Series Select International Small Cap Fund	25,390,380	42,653	306,530	-	62,099	2,205,211	27,393,813	1,770,770
Fidelity Series Small Cap Core Fund	65,723,723	13,506,129	1,800,847	2,331,767	329,094	10,955,672	88,713,771	5,462,671
Fidelity Series Small Cap Discovery Fund	183,098,792	2,168,684	19,740,329	2,168,471	2,163,983	37,422,290	205,113,420	15,586,126
Fidelity Series Small Cap Opportunities Fund	427,682,334	-	49,165,934	-	18,101,303	60,638,361	457,256,064	22,625,238
Fidelity Series Stock Selector Large Cap Value Fund	1,513,626,612	57,055,932	45,934,508	-	5,239,676	144,580,407	1,674,568,119	108,246,161
Fidelity Series Value Discovery Fund	1,374,150,135	48,797,987	48,170,758	-	6,448,769	144,428,917	1,525,655,050	81,760,721
	31,481,525,578	1,668,202,703	2,025,521,375	93,357,011	280,466,913	3,183,906,959	34,588,580,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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